Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Intangible Assets Tables
Schedule of intangible assets
Intangible assets of the Company are summarized as follows:

	December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets:
Core deposit	$25	$24	$1
Commission residual	600	561	39
Total	$625	$585	$40

	December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets:
Core deposit	$3,081	$3,078	$3
Commission residual	600	445	155
Total	$3,681	$3,523	$158

Schedule of remaining amortization expense
The following table sets forth the amount of remaining amortization for intangibles assets:

For the year ended December 31,
2014

Core deposit	1
Commission residual	39
Total	40